Other intangible assets - Schedule of detailed information about intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 3,929
Ending balance	7,263	$ 3,929
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,366	4,366
Additions	4,041	0
Ending balance	8,407	4,366
Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(437)	0
Depreciation	707	437
Ending balance	(1,144)	(437)
Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,929
Ending balance	3,493	3,929
Intellectual property [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,366	4,366
Additions	0	0
Ending balance	4,366	4,366
Intellectual property [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(437)	0
Depreciation	436	437
Ending balance	(873)	(437)
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	3,770	0
Software [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Additions	4,041	0
Ending balance	4,041	0
Software [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Depreciation	271	0
Ending balance	$ (271)	$ 0